Share-Based Compensation (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation
Share-Based Compensation
11. Stockholder’s Equity and Share-Based Compensation
On July 14, 2025, the Company effected the Reverse Stock Split. The Reverse Stock Split did not reduce the number of authorized shares of the common stock and did not change the par value of the common stock. In addition, proportionate adjustments were made to the number of shares of common stock available for issuance under the Company’s equity inducement and incentive plans; the number of shares underlying, and the exercise prices of outstanding equity awards under such plans. All share information in these financial statements has been adjusted for this Reverse Stock Split.
Equity Incentive Plan
The Company has three equity incentive plans: the 2018 Equity Incentive Plan, as amended, or the 2018 Plan, the 2020 Equity Incentive Plan, or the Incentive Plan, and the 2021 Equity Inducement Plan, or the Inducement Plan. New awards can only be granted under the Incentive Plan and the Inducement Plan.
The total number of shares authorized under the Incentive Plan as of March 31, 2026 was 1,106,739. Additionally, 204,732 shares previously issued under the 2018 Plan which were forfeited are available for issuance under the Incentive Plan. As of March 31, 2026, 405,163 shares were available for future grants under the Incentive Plan. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the Incentive Plan shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to five percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors to determine a lesser number of shares shall be added for such year. As a result, the number of shares reserved for issuance under the Incentive Plan increased by 159,141 and 155,155 shares in January 2026 and 2025, respectively.
The Incentive Plan provides for the granting of common stock, incentive stock options, nonqualified stock options, restricted stock awards, and/or stock appreciation rights to employees, directors, and other persons, as determined by the Company’s board of directors. The Company’s stock options awarded to date under the Incentive Plan vest based on a requisite service period, generally over four-year periods, and have a term of ten years.
The Inducement Plan was approved by the Company’s board of directors in July 2021. The total number of shares authorized under the Inducement Plan as of March 31, 2026 was 125,000. Of this amount, 87,634 shares were available for future grants as of March 31, 2026. The Inducement Plan provides for the granting of nonqualified stock options and restricted stock awards to employees hired by the Company, as determined by the Company’s board of directors. The Company’s stock options awarded to date under the Inducement Plan vest based on requisite service period and have a term of ten years. The Company’s restricted stock units awarded to date under the Inducement Plan vest based on requisite service period and have a term based on each award agreement.
The Company measures share-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded share-based compensation expense in the following expense categories in its accompanying statements of operations and comprehensive loss for the period presented:

	Three Months Ended March 31,
(in thousands)	2026	2025
Research and development	$142	$244
General and administrative	414	614
	$556	$858

The following table summarizes stock option activity for the three months ended March 31, 2026:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2026	658,973	$44.20	7.1
Granted	191,510	7.64
Exercised	—	—
Forfeited	(4,376)	10.99
Expired	—	—
Outstanding at March 31, 2026	846,107	$40.13	7.5
Vested and exercisable at March 31, 2026	387,675	$74.20	5.6
Vested or expected to vest at March 31, 2026	846,107	$40.13	7.5

The weighted average grant date fair value of options granted was $5.81 and $6.20 for the three months ended March 31, 2026 and 2025, respectively. As of March 31, 2026, the total unrecognized compensation expense related to unvested stock option awards was $3.6 million, which the Company expects to recognize over a weighted average period of 2.6 years.
The aggregate intrinsic value of options outstanding was $0.1 million at March 31, 2026 and was de minimis at March 31, 2025. The aggregate intrinsic value of options exercised and options exercisable were each de minimis during the three months ended March 31, 2026 and 2025.
The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Three Months Ended March 31,
	2026	2025
Expected volatility	92.4%	93.8%
Risk-free interest rate	3.9%	4.1%
Expected term	5.8 years	6.0 years
Expected dividend yield	—	—

Restricted Stock Units
The Company issues RSUs to employees that vest over periods of time as determined by the board of directors. Any unvested shares are forfeited upon termination of services. The fair value of the RSUs is equal to the fair market value of the Company’s common stock on the date of grant. Compensation expense is recognized on a straight-line basis over the vesting period of the RSUs.
The following table summarizes activity related to RSU awards during the three months ended March 31, 2026:

	Number of shares	Weighted average grant date fair value
Unvested balance at January 1, 2026	50,000	$10.52
Granted	—	—
Vested	(25,000)	11.70
Forfeited	—	—
Unvested balance at March 31, 2026	25,000	$11.70

As of March 31, 2026, the total unrecognized expense related to all RSUs was $0.2 million, which the Company expects to recognize over a weighted-average period of 0.8 years.
Employee Stock Purchase Plan
The Company’s 2020 Employee Stock Purchase Plan, or the ESPP, became effective on February 28, 2020. The ESPP authorizes the issuance of up to 99,088 shares of the Company’s common stock. Of this amount, 59,103 were available for future grants as of March 31, 2026. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the ESPP shall automatically increase on January 1st of each year and continuing for ten years, in an amount equal to one percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors to determine a lesser number of shares shall be added for such year. As a result, on January 1, 2026 and 2025, subject to the discretion of the board of directors, the shares authorized for issuance under the ESPP were not increased.
Under the ESPP, eligible employees can purchase the Company’s common stock through accumulated payroll deductions at such times as are established by the board of directors’ Compensation Committee. Eligible employees may purchase the Company’s common stock at 85% of the lower of the fair market value of the Company’s common stock on the first day of the offering period or on the last day of the offering period. The offering periods under the ESPP have a duration of six months, with periods ending in May and November of each calendar year. Eligible employees may contribute up to 15% of their eligible compensation. Under the ESPP, a participant may not accrue rights to purchase more than $25,000 worth of the Company’s common stock for each calendar year in which such right is outstanding or purchase more than 200 shares of the Company’s common stock in any single offering period. Beginning in May 2026, the limit will increase from 200 shares to 2,000 shares in any single offering period, not to exceed $25,000 in any calendar year.
In accordance with the guidance in ASC Topic 718-50, Compensation – Stock Compensation, the ability to purchase shares of the Company’s common stock at 85% of the lower of the price on the first day of the offering period or the last day of the offering period (i.e. the purchase date) represents an option and, therefore, the ESPP is a compensatory plan under this guidance. Accordingly, share-based compensation expense is determined based on the option’s grant-date fair value as estimated by applying the Black-Scholes option-pricing model and is recognized over the withholding period. No share-based compensation expense related to the ESPP was recorded during the three months ended March 31, 2026 and 2025.

13. Share-Based Compensation
Equity Incentive Plan
The Company has three equity incentive plans: the 2018 Equity Incentive Plan, as amended, or the 2018 Plan, the 2020 Equity Incentive Plan, or the Incentive Plan, and the 2021 Equity Inducement Plan, or the Inducement Plan. New awards can only be granted under the Incentive Plan and the Inducement Plan.
The total number of shares authorized under the Incentive Plan as of December 31, 2025 was 947,598. Additionally, 204,732 shares previously issued under the 2018 Plan which were forfeited are available for issuance under the Incentive Plan. As of December 31, 2025, 433,624 shares were available for future grants under the Incentive Plan. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the Incentive Plan shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to five percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors to determine a lesser number of shares shall be added for such year. As a result, the number of shares reserved for issuance under the Incentive Plan increased by 159,141 and 155,155 shares in January 2026 and 2025, respectively.
The Incentive Plan provides for the granting of common stock, incentive stock options, nonqualified stock options, restricted stock awards, and/or stock appreciation rights to employees, directors, and other persons, as determined by the Company’s board of directors. The Company’s stock options awarded to date under the Incentive Plan vest based on a requisite service period, generally over four-year periods, and have a term of ten years.
The Inducement Plan was approved by the Company’s board of directors in July 2021. The total number of shares authorized under the Inducement Plan as of December 31, 2025 was 125,000. Of this amount, 87,166 shares were available for future grants as of December 31, 2025. The Inducement Plan provides for the granting of nonqualified stock options and restricted stock awards to employees hired by the Company, as determined by the Company’s board of directors. The Company’s stock options awarded to date under the Inducement Plan vest based on requisite service period and have a term of ten years. The Company’s restricted stock units awarded to date under the Inducement Plan vest based on requisite service period and have a term based on each award agreement.

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$842	$2,529
General and administrative	2,159	3,291
	$3,001	$5,820

The following table summarizes stock option activity for the year ended December 31, 2025:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2025	577,581	$77.56	7.5
Granted	248,208	7.78
Exercised	—	—
Forfeited	(125,526)	82.56
Expired	(41,290)	175.24
Outstanding at December 31, 2025	658,973	$44.20	7.1
Vested and exercisable at December 31, 2025	357,766	$78.82	5.6
Vested or expected to vest at December 31, 2025	658,973	$44.20	7.1

The weighted-average grant date fair value of options granted was $6.07 and $20.20 for the years ended December 31, 2025 and 2024, respectively.
The aggregate intrinsic value of options outstanding was $0.9 million at December 31, 2025 and was de minimis at December 31, 2024. The aggregate intrinsic value of options exercisable was $0.2 million at December 31, 2025 and was de minimis at December 31, 2024. There were no options exercised during the year ended December 31, 2025 and the aggregate intrinsic value of options exercised during the year ended December 31, 2024 was de minimis.
As of December 31, 2025, the total unrecognized compensation expense related to unvested stock option awards was $3.0 million, which the Company expects to recognize over a weighted-average period of 2.2 years.
The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Year Ended December 31,
	2025	2024
Expected volatility	93.7%	88.4%
Risk-free interest rate	4.1%	4.2%
Expected term	5.9 years	6.0 years
Expected dividend yield	—	—

Restricted Stock Units
The Company issues restricted stock units, or RSUs, to employees that vest over periods of time as determined by the board of directors. Any unvested shares are forfeited upon termination of services. The fair value of the RSUs is equal to the fair market value of the Company’s common stock on the date of grant. Compensation expense is recognized on a straight-line basis over the vesting period of the RSUs.
The following table summarizes activity related to RSU awards during the year ended December 31, 2025:

	Number of shares	Weighted average grant date fair value
Unvested balance at January 1, 2025	7,093	$44.80
Granted	60,000	11.70
Vested	(16,825)	27.92
Forfeited	(268)	90.40
Unvested balance at December 31, 2025	50,000	$10.52

As of December 31, 2025, the total unrecognized expense related to all RSUs was $0.3 million, which the Company expects to recognize over a weighted-average period of 1.0 years.
Employee Stock Purchase Plan
The Company’s 2020 Employee Stock Purchase Plan, or the ESPP, became effective on February 28, 2020. The ESPP authorizes the issuance of up to 99,088 shares of the Company’s common stock. Of this amount, 59,103 were available for future grants as of December 31, 2025. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the ESPP shall automatically increase on January 1st of each year and continuing for ten years, in an amount equal to one percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors to determine a lesser number of shares shall be added for such year. As a result, on January 1, 2026 and 2025, subject to the discretion of the board of directors, the shares authorized for issuance under the ESPP was not increased.
Under the ESPP, eligible employees can purchase the Company’s common stock through accumulated payroll deductions at such times as are established by the board of director’s Compensation Committee. Eligible employees may purchase the Company’s common stock at 85% of the lower of the fair market value of the Company’s common stock on the first day of the offering period or on the last day of the offering period. The offering periods under the ESPP have a duration of six months, with periods ending in May and November of each calendar year. Eligible employees may contribute up to 15% of their eligible compensation. Under the ESPP, a participant may not accrue rights to purchase more than $25,000 worth of the Company’s common stock for each calendar year in which such right is outstanding or purchase more than 200 shares of the Company’s common stock in any single offering period. Beginning in May 2026, the limit will increase from 200 shares to 2,000 shares in any single offering period, not to exceed $25,000 in any calendar year.
In accordance with the guidance in ASC Topic 718-50, Compensation – Stock Compensation, the ability to purchase shares of the Company’s common stock at 85% of the lower of the price on the first day of the offering period or the last day of the offering period (i.e. the purchase date) represents an option and, therefore, the ESPP is a compensatory plan under this guidance. Accordingly, share-based compensation expense is determined based on the option’s grant-date fair value as estimated by applying the Black Scholes option-pricing model and is recognized over the withholding period. No share-based compensation expense related to the ESPP was recorded during the years ended December 31, 2025 and 2024.